Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by nature
Schedule of expenses by nature

	2017	2016	2015

Cost of sales
Depreciation, depletion and amortization	(2,178,166)	(1,960,328)	(1,866,052)
Freight	(1,080,550)	(921,939)	(912,647)
Labor expenses	(578,600)	(580,119)	(495,272)
Variable costs (raw and consumable materials)	(4,411,100)	(3,645,960)	(2,604,238)

	(8,248,416)	(7,108,346)	(5,878,209)

Selling expenses
Labor expenses	(26,917)	(33,142)	(29,152)
Selling expenses (i)	(481,077)	(411,878)	(373,336)
Operating leases	(2,678)	(2,095)	(1,879)
Depreciation and amortization charges	(11,732)	(9,742)	(9,977)
Other expenses	(24,828)	(24,449)	(22,909)

	(547,232)	(481,306)	(437,253)

General and administrative and directors’ compensation expenses
Labor expenses	(111,771)	(104,451)	(99,321)
Third-party services (consulting, legal and others)	(104,433)	(106,963)	(105,652)
Depreciation and amortization charges	(15,099)	(13,373)	(16,209)
Donations and sponsorship	(8,568)	(8,599)	(7,359)
Taxes and contributions	(6,962)	(6,119)	(5,687)
Operating leases and insurance	(10,581)	(11,339)	(9,197)
Other expenses	(28,293)	(24,953)	(22,196)

	(285,707)	(275,797)	(265,621)

Other operating income, net
Program of variable compensation to employees	(71,225)	(60,806)	(119,448)
Gain on sale of investment - Losango Project (Note 1(b))	61,648
Tax credits	4,742	10,346	7,383
Increment of the provision for impairment of the ICMS credits			(165,085)
Gain (loss) on disposal of property, plant and equipment	(35,782)	(31,342)	135,347
Change in fair value of biological assets (Note 18)	(326,349)	(212,248)	184,583
Provision (reversal) for contingencies	29,052	(23,174)	(13,716)
Others	(1,799)	(3,943)	(4,717)

	(339,713)	(321,167)	24,347

(i)        Includes handling expenses, storage and transportation expenses and sales commissions, among others.